May 5, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         RE:      The GAMCO Mathers Fund (the "Fund")
                  File Nos.  002-23727 and 811-01311
                  ----------------------------------
Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-named Fund do not differ from those contained in Post-Effective Amendment No. 72 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2009 (Accession # 0000935069-09-001132).

Should you have any comments on this filing, please contact the undersigned at
(617) 338-4426.

Sincerely,


/s/ Benjamin Maslowski
----------------------
Benjamin Maslowski
Associate - Regulatory Administration
PNC Global Investment Servicing (U.S.) Inc.
99 High Street, 27th Floor
Boston, MA 02110


cc:      B. Alpert
         R. Prins
         D. James
         A. Lonergan